                               Annual Report


[GRAPHIC]


HSBC Investor
Family of Funds

October 31, 2001


HSBC INVESTOR MONEY MARKET FUND

HSBC INVESTOR U.S. GOVERNMENT
MONEY MARKET FUND

HSBC INVESTOR NEW YORK TAX-FREE
MONEY MARKET FUND

HSBC INVESTOR U.S. TREASURY
MONEY MARKET FUND


                                 [HSBC LOGO]

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

HSBC Investor Family of Funds
Annual Report - October 31, 2001

President's Message..................................................1
Commentary From the Investment Manager...............................2
Portfolio Reviews....................................................3
Schedule of Portfolio Investments
    HSBC Investor Money Market Fund..................................7
    HSBC Investor U.S. Government Money Market Fund..................9
    HSBC Investor New York Tax-Free Money Market Fund...............10
    HSBC Investor U.S. Treasury Money Market Fund...................13
Statements of Assets and Liabilities................................14
Statements of Operations............................................15
Statements of Changes in Net Assets.................................16
Financial Highlights................................................20
Notes to Financial Statements.......................................24
Independent Auditors' Report........................................27

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present you with the annual reports for the HSBC Investor Family of Funds for the year ended October 31, 2001. The report contains the following features:

o  Commentary From the Investment Manager
o Portfolio Reviews--investment strategy, performance overview and outlook for the coming months
o Schedules of Portfolio Investments--listing of the security holdings in each Fund
o Statements of Assets and Liabilities--summary of the assets and liabilities of each Fund
o Statements of Operations--summary of operations and its effect on the assets of each Fund
o Statements of Changes in Net Assets--summary of changes in net assets during the period
o Financial Highlights--per share summary of activity affecting net asset value per share
o  Notes to Financial Statements

Finally, we thank you for your continued confidence in us. We look forward to providing you with investment management services to meet your needs now and in the years ahead.

Sincerely,


Walter B. Grimm

Walter B. Grimm
President
December 2001




                                               HSBC INVESTOR FAMILY OF FUNDS   1

--------------------------------------------------------------------------------
COMMENTARY FROM THE INVESTMENT MANAGER
--------------------------------------------------------------------------------

HSBC Asset Management (Americas) Inc.


U.S. Economic Review

The 12-month period ended October 31, 2001, was a turbulent time for the U.S. economy. The period began with a dramatic economic downturn, high interest-rates, rising energy prices, low corporate spending and a stagnant equity market combined to stifle growth. This slowdown eased concerns about inflation, but caused fears that the U.S. economy could slide into a recession. The Federal Reserve Board (the "Fed") in January tried to forestall a recession by cutting short-term interest rates.

The economy continued to struggle through the summer. The manufacturing sector was especially weak. Strong spending by U.S. consumers, supported by federal tax cuts, kept the economy afloat. The Gross Domestic Product(1) ("GDP") grew only 0.2% during the quarter ending in June, and the outlook for corporate earnings remained bleak. That environment prompted Federal Reserve officials to enact additional interest rate cuts.

The terrorist attacks of September 11 created an atmosphere of uncertainty in the American economy. The attacks combined with rising unemployment continued to weaken consumer confidence and spending, especially in industries that depend heavily on travel. The reduction in consumer spending, which had been propping up the fragile economy, led to a decline in GDP during the quarter ended in September. That contraction marked the first quarter of negative GDP growth since the recession of the early 1990s.

The Fed continued to inject stimulus into the economy by slashing short-term interest rates, lowering them to 2.5% by the end of October. In all, the Fed reduced interest rates by four percentage points from January through October. The federal government at the end of the period was working on proposals to stimulate the economy by increasing spending and cutting taxes.



--------------------------------------------------------------------------------
(1) The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.



2    HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC Investor Money Market Fund'D'
(Class A (Investor) Shares, B Shares, C Shares, D (Private Investor) Shares and Y (Adviser) Shares)

by Edward Merkle
Senior Portfolio Manager, Managing Director, Fixed Income

The period was characterized by a significant slowdown in the U.S. economy, weak corporate profit growth, rising levels of unemployment and declining industrial output. The Gross Domestic Product in the second quarter of 2001 grew just 0.2%--the lowest level of growth since 1993. The terrorist attacks of September 11 further weakened the economy and consumer confidence, and caused many investors to fear that a recession was unavoidable. The Fed attempted to revive the economy by cutting short-term interest rates nine times during the period, for a total reduction of 400 basis points. Yields on money market securities fell in that environment, pushing their prices higher.

We kept the Fund's average maturity longer than that of its benchmark during much of the period, based on our belief that the Fed would cut interest rates aggressively to stave off a recession. That strategy benefited the Fund, as we were able to capture relatively higher yields as rates fell. The portfolio's largest holding during the period was commercial paper (44.2% of portfolio net assets on October 31, 2001). The Fund's commercial paper holdings included letter of credit paper, which is enhanced by a bank's guarantee, corporate paper and asset-backed commercial paper. We also favored variable rate notes indexed to the one-month and three-month LIBOR(1) rates, as well as the prime rate. The Fund maintained a very high credit quality of A1-P1.*

We expect that the Fed will continue to cut rates into 2002, and that the economy will begin to recover by the middle of next year. We therefore will extend the Fund's average maturity during the next six months to attempt to capture higher yields as rates fall. We will also invest in highly liquid and rate-sensitive commercial paper to take advantage of year-end interest rate spikes. Such spikes occur when banks and corporations who wish to add to the cash holdings on their balance sheet issue securities at attractive yields.


--------------------------------------------------------------------------------
Fund Performance                      Average Annual Total Return     Yield(2)
--------------------------------------------------------------------------------
                                     Inception     1        Since      7-Day
As of October 31, 2001                 Date       Year    Inception   Average
--------------------------------------------------------------------------------
Class A (Investor) Shares            11/13/98     4.38%     4.86%      2.28%
--------------------------------------------------------------------------------
Class B Shares**                      4/4/01       --      -2.36%      1.69%
--------------------------------------------------------------------------------
Class C Shares***                     3/23/01      --       0.59%      1.68%
--------------------------------------------------------------------------------
Class D (Private Investor) Shares      4/1/99     4.54%     5.03%      2.43%
--------------------------------------------------------------------------------
Class Y (Adviser) Shares             11/12/98     4.80%     5.25%      2.68%
--------------------------------------------------------------------------------
Lipper Money Market Funds Average(3)    --        4.17%      --         --
--------------------------------------------------------------------------------

** Reflects the contingent deferred sales charge maximum of 4.00%. *** Reflects the contingent deferred sales charge maximum of 1.00%.


--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(1) The London Inter-Bank Offer Rate (LIBOR) is the interest rate that the largest international banks charge each other for loans.
(2) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.
(3) The Lipper Money Market Funds Average is an average of managed funds that invest in high-quality financial instruments rated in the top two grades, with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
*Portfolio composition is subject to change.



                                               HSBC INVESTOR FAMILY OF FUNDS   3

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC Investor U.S. Government Money Market Fund'D'
(Class A (Investor) Shares, B Shares, D (Private Investor) Shares and Y (Adviser) Shares)

by Edward Merkle
Senior Portfolio Manager, Managing Director, Fixed Income

The economy slowed considerably during the period, following the longest economic expansion since World War II. Gross Domestic Product(1) growth in the second quarter was revised downward to 0.2%, the lowest level since 1993. Meanwhile, the National Association of Purchasing Managers Index,(2) a barometer of U.S. manufacturing activity fell to 43.6 from 44.7, signaling a contraction in the manufacturing sector.

These numbers and other economic data created fears that the economy was headed for a recession. The Fed cut short-term interest rates nine times during the period, by a total of 400 basis points, in an effort to boost economic growth. The cuts brought the Federal Funds target to 2.5%, as the economy continued to lose steam. Money market securities performed well in that environment, as the rate cuts boosted prices on short-term fixed-income securities.

We focused on capturing incremental yield for shareholders as rates fell. We kept the portfolio's average maturity longer than the average maturity of its peer group, due to our belief that the Fed would continue to cut short-term rates. This strategy benefited the Fund, as we were able to lock in attractive yields as rates fell during the period. We purchased one-year callable notes from U.S. government agencies such as Freddie Mac, Fannie Mae and Home Loan Bank, which offered relatively high yields. The Fund also favored variable-rate notes tied to prime and effective Fed Funds rates, which reduced the Fund's dependence on overnight repurchase agreements and helped to add a few extra basis points to the Fund's returns.*

We believe that the Fed may continue to cut interest rates--perhaps to as low as 1.5%--as long as the U.S. economy remains weak. Given that outlook, we intend to maintain the Fund's relatively long average maturity in order to attempt to capture additional yield for shareholders. We will also continue to purchase one-year callable agency notes until we feel confident that the Fed has adopted a more neutral monetary policy.

-----------------------------------------------------------------------------------------------------
Fund Performance                                       Average Annual Total Return          Yield(3)
-----------------------------------------------------------------------------------------------------
                                     Inception     1         5          10        Since      7-Day
As of October 31, 2001                 Date       Year      Year       Year     Inception   Average
-----------------------------------------------------------------------------------------------------
Class A (Investor) Shares              5/3/90     4.21 %   4.73%       4.38%      4.69%      2.02%
-----------------------------------------------------------------------------------------------------
Class B Shares**                      9/11/98    -0.41%     --          --        3.66%      1.42%
-----------------------------------------------------------------------------------------------------
Class D (Private Investor) Shares      4/1/99     4.37%     --          --        4.79%      2.17%
-----------------------------------------------------------------------------------------------------
Class Y (Adviser) Shares               7/1/96     4.63%    5.06%        --        5.06%      2.42%
-----------------------------------------------------------------------------------------------------
Lipper Money Market Funds Average(4)     --       4.23%     --          --         --         --
-----------------------------------------------------------------------------------------------------

** Reflects the contingent deferred sales charge maximum of 4.00%.


--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(1) The Gross Domestic Product is the measure of the market value of the goods and services produced by labor and property in the United States.
(2) The National Association of Purchasing Managers Index is based on a national survey of purchasing managers which covers such indicators as new orders, production, employment, inventories, delivery times, price, export orders and import orders. The index is one of the first comprehensive economic releases of the month, typically preceding the employment report.
(3) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.
(4) The Lipper U.S. Government Money Market Funds Average is an average of managed funds that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or its instrumentalities with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
* Portfolio composition is subject to change.



4   HSBC INVESTOR FAMILY OF FUNDS

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC Investor New York Tax-Free Money Market Fund'D'
(Class A (Investor) Shares, C Shares, D (Private Investor) Shares and Y (Adviser) Shares)

by Jerry Samet
Senior Portfolio Manager
HSBC Asset Management (Americas) Inc.

U.S. economic growth slowed considerably during the period, causing investors to fear that the economy would slide into recession. The Fed attempted to boost the economy and forestall a recession by aggressively cutting short-term interest rates nine times during the period. In all, the Fed lowered rates by 400 basis points, from 6.5% to 2.5%. Money market securities performed well in that environment. Yields on short-term, tax-free money market securities, which are greatly affected by Fed policy, fell significantly.

The Fund began the period with an average maturity of 26 days, which rose to 45 days by October 31, 2001. We increased the Fund's average maturity in order to attempt to lock in yields on longer-term money market securities as interest rates fell. That strategy benefited the Fund's performance as the Fed continued to cut interest rates throughout the period.*

The Fund invested primarily in one-year commercial paper, which offered attractive yields, and fixed-yield securities. We underweighted floating-rate issues, because the yields on such securities are extremely sensitive to interest rate fluctuations. As of October 31, 2001, the Fund held approximately 24.4% of the portfolio's net assets in municipal notes, 64.0% in weekly and daily floating-rate notes, and the remainder in tax-exempt commercial paper and cash equivalents.*

We believe that the Fed will cut short-term interest rates further in an effort to stimulate the economy. We will maintain the Fund's relatively long average maturity and overweight position in fixed-yield securities to attempt to lock in higher yields as rates fall. We expect the economy to begin staging a recovery by the middle of next year, which should push rates higher. As that happens, we intend to reduce the Fund's average maturity. We will also look to increase the Fund's position in floating rate instruments as the economy rebounds. The variable yields on such securities should benefit the Fund as interest rates rise.

--------------------------------------------------------------------------------------------
Fund Performance                                  Average Annual Total Return     Yield(1)
--------------------------------------------------------------------------------------------
                                     Inception     1         5         Since       7-Day
As of October 31, 2001                 Date       Year      Year     Inception    Average
--------------------------------------------------------------------------------------------
Class A (Investor) Shares            11/17/94     2.47%     2.81%      2.93%       1.28%
--------------------------------------------------------------------------------------------
Class C Shares**                      3/19/01      --        --       -0.12%       0.53%
--------------------------------------------------------------------------------------------
Class D (Private Investor) Shares     4/1/99      2.63%      --        2.91%       1.43%
--------------------------------------------------------------------------------------------
Class Y (Adviser) Shares              7/1/96      2.88%     3.14%      3.14%       1.68%
--------------------------------------------------------------------------------------------
Lipper New York Tax-Exempt Money
    Market Funds Average(2)             --        2.58%      --         --          --
--------------------------------------------------------------------------------------------

** Reflects the contingent deferred sales charge maximum of 1.00%.


--------------------------------------------------------------------------------
'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. The Fund's income may be subject to the federal alternative minimum tax and to certain state and local taxes. Regional funds may be subject to additional risk, since companies they invest in are located in one geographical location. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(1) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.
(2) The Lipper New York Tax-Exempt Money Market Funds Average is an average of managed funds that invest in municipal obligations of New York with dollar-weighted average maturities of less than 90 days. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities.
* Portfolio composition is subject to change.


                                               HSBC INVESTOR FAMILY OF FUNDS   5

--------------------------------------------------------------------------------
PORTFOLIO REVIEWS
--------------------------------------------------------------------------------

HSBC Investor U.S. Treasury Money Market Fund'D'
(Class A (Investor) Shares, D (Private Investor) Shares and Y (Adviser) Shares)

by Ruth Medina
Portfolio Manager
HSBC Asset Management (Americas) Inc.

U.S. economic growth slowed considerably during the period, causing investors to fear that the economy would slide into recession. The Fed attempted to boost the economy and forestall a recession by aggressively cutting short-term interest rates nine times during the period. In all, the Fed lowered rates by 400 basis points, from 6.5% to 2.5%. Money market securities performed well in that environment. Yields on short-term, tax-free money market securities, which are greatly affected by Fed policy, fell significantly.

As of October 31, 2001 the Fund held approximately 72.2% of the portfolio's net assets in U.S. Treasury Bills and 28.0% in Repurchase Agreements.*

We believe that the Fed will cut short-term interest rates further in an effort to stimulate the economy. We will maintain the Fund's relatively long average maturity and overweight position in fixed-yield securities to attempt to lock in higher yields as rates fall. We expect the economy to begin staging a recovery by the middle of next year, which should push rates higher. As that happens, we intend to reduce the Fund's average maturity.

-----------------------------------------------------------------------------------------------------
Fund Performance                                                Aggregate Total Return     Yield(1)
-----------------------------------------------------------------------------------------------------
                                                     Inception          Since              7-Day
As of October 31, 2001                                  Date          Inception           Average
-----------------------------------------------------------------------------------------------------
Class A (Investor) Shares                              5/24/01          1.10%              1.60%
-----------------------------------------------------------------------------------------------------
Class D (Private Investor) Shares                      5/14/01          1.26%              1.75%
-----------------------------------------------------------------------------------------------------
Class Y (Adviser) Shares                               5/11/01          1.40%              2.00%
-----------------------------------------------------------------------------------------------------
Lipper U.S. Treasury Money Market Funds Average(2)     4/30/01          1.49%               --
-----------------------------------------------------------------------------------------------------
Lipper U.S. Treasury Money Market Funds Average(2)     5/31/01          1.18%               --
-----------------------------------------------------------------------------------------------------

'D' An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.
(1) The 7-day yield quotation more closely reflects the current earnings of the Fund than the total return quotation.
(2) The Lipper U.S. Treasury Money Market Funds Average of managed funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. Intend to keep a constant net asset value. Lipper is an independent mutual fund performance monitor whose results are based on total return. Investors cannot invest directly in an index, although they can invest in the underlying funds or securities. The Lipper U.S. Treasury Money Market Funds Average return was calculated by using the closest possible date to the Fund's inception.
* Portfolio composition is subject to change.


6   HSBC INVESTOR FAMILY OF FUNDS

          HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2001
          ......................................................................

-----------------------------------------------------------------
COMMERCIAL PAPER (b)  - 44.2%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                       ----------   -------------
AIRLINES  - 2.9%
Executive Jet, 2.48%, 11/9/01 (c)....  42,631,000      42,607,506
Executive Jet, 2.35%,
 11/19/01 (c)........................  21,902,000      21,876,265
                                                    -------------
                                                       64,483,771
                                                    -------------
BANKING  - 8.6%
Banco Santander, Puerto Rico, 2.36%,
 11/26/01............................  90,000,000      89,852,501
Credit Suisse First Boston, 3.88%,
 12/5/01 (c).........................  80,000,000      79,712,133
TFM SA de CV, 2.32%, 11/26/01
 (LOC Westdeutsche Landesbank).......  25,000,000      24,959,722
                                                    -------------
                                                      194,524,356
                                                    -------------
ELECTRICAL SERVICES  - 5.9%
AES Hawaii, Inc., 2.50%, 11/8/01
 (LOC Bank of America)...............  40,000,000      39,980,556
FPL Group Capital, 3.57%,
 11/5/01 (c).........................  15,000,000      14,994,083
FPL Group Capital, 2.86%,
 11/19/01 (c)........................  17,742,000      17,716,718
FPL Group Capital, 2.70%,
 12/3/01 (c).........................  44,000,000      43,894,399
FPL Group Capital, 2.71%,
 12/17/01 (c)........................  17,001,000      16,942,347
                                                    -------------
                                                      133,528,103
                                                    -------------
FINANCE  - 18.2%
Budget Funding, 2.55%, 11/1/01.......  75,000,000      75,000,000
Budget Funding, 2.50%, 11/26/01......  19,500,000      19,466,146
Dollar Thrifty, 2.50%, 11/20/01......  25,649,000      25,615,158
Eagle Funding Capital Corp., 2.52%,
 11/9/01 (c).........................  25,126,000      25,111,929
Eagle Funding Capital Corp., 2.50%,
 11/13/01 (c)........................  75,813,000      75,749,958
Enterprise Funding, 2.47%,
 11/15/01 (c)........................  75,000,000      74,928,104
Natc California LLC, 2.21%, 1/24/02,
 (LOC JP Morgan Chase & Co.).........  35,000,000      34,820,333
Natc California LLC, 2.13%, 1/25/02
 (LOC JP Morgan Chase & Co.).........  30,000,000      29,849,833
Providian Master, 2.75%,
 11/1/01 (c).........................  38,377,000      38,377,000
Sigma Finance, Inc., 2.10%,
 4/23/02.............................  13,000,000      12,870,058
                                                    -------------
                                                      411,788,519
                                                    -------------
MISCELLANEOUS PLASTICS PRODUCTS  - 1.5%
Formosa Plastics USA, 2.47%, 11/9/01
 (LOC Bank of America)...............  25,000,000      24,986,278
Formosa Plastics USA, 2.50%, 11/16/01
 (LOC Bank of America)...............  10,000,000       9,989,583
                                                    -------------
                                                       34,975,861
                                                    -------------
OIL & GAS  - 3.3%
Louis Dreyfus Natural Gas, 2.48%,
 11/6/01 (LOC Bank of Montreal)......  75,000,000      74,974,167
                                                    -------------
TELECOMMUNICATIONS  - 3.8%
AT&T Corp., 2.91%, 11/20/01..........  65,000,000      64,900,514
AT&T Corp., 3.48%, 12/11/01..........  20,000,000      19,923,333
                                                    -------------
                                                       84,823,847
                                                    -------------
TOTAL COMMERCIAL PAPER...............                 999,098,624
                                                    -------------

-----------------------------------------------------------------
CORPORATE OBLIGATIONS  - 34.4%
                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                       ----------   -------------
BANKING  - 6.9%
American Express Centurion Bank,
 2.50%*..............................  25,000,000      25,000,000
American Express Centurion Bank,
 2.43%*..............................  60,000,000      60,000,000
Westdeutsche Landesbank, 2.28%*......  70,000,000      69,988,464
                                                    -------------
                                                      154,988,464
                                                    -------------
CONSUMER PRODUCTS  - 3.8%
Philip Morris Cos., Inc., 3.71%*.....  85,000,000      84,999,409
                                                    -------------
FINANCE & BROKERAGE  - 23.7%
Bear Stearns Co., Inc., 5.21%,
 2/13/02.............................  45,000,000      45,000,000
Bear Stearns Co., Inc., 3.31%*.......  15,000,000      15,000,157
Bear Stearns Co., Inc., 4.04%*.......  25,000,000      25,061,736
Bear Stearns Co., Inc., 2.10%*.......  25,000,000      24,997,500
CIT Group, Inc., 3.23%*..............  50,000,000      50,000,000
CIT Group, Inc., 2.68%*..............  20,000,000      20,000,000
Ford Motor Credit Co., 2.49%*........   5,000,000       5,000,498
Ford Motor Credit Co., 3.26%*........  19,325,000      19,328,515
Ford Motor Credit Co., 2.72%*........  39,000,000      39,027,164
General Motors Acceptance Corp.,
 2.59%*..............................  21,000,000      20,999,832
General Motors Acceptance Corp.,
 2.44%*..............................  65,000,000      64,990,360
Goldman Sachs, 4.12%, 11/5/01........  40,000,000      40,000,000
Goldman Sachs, 4.00%, 11/20/01.......  40,000,000      40,000,000
Merrill Lynch & Co., 2.50%*..........  40,000,000      39,999,845
Sigma Finance, Inc., 2.63%*..........  50,000,000      50,000,000
Sigma Finance, Inc., 2.51%*..........  37,000,000      37,000,000
                                                    -------------
                                                      536,405,607
                                                    -------------
TOTAL CORPORATE
 OBLIGATIONS.........................                 776,393,480
                                                    -------------

-----------------------------------------------------------------
CERTIFICATES OF DEPOSIT  - 13.3%

BANKING  - 13.3%
Bank of Nova Scotia, 4.39%, 5/2/02...  50,000,000      49,997,480
Bank of Scotland, 3.86%, 7/29/02
 (b).................................  50,000,000      49,996,225
Bayerische Landesbank NY, 3.64%,
 10/7/02.............................  50,000,000      50,000,000
Canadian Imperial Bank of Commerce,
 4.61%, 4/19/02......................  50,000,000      49,984,111
Commerzbank AG NY, 4.61%, 4/2/02.....  50,000,000      49,995,915
Svenska Handelsbanken, 3.80%,
 7/31/02.............................  50,000,000      50,001,827
                                                    -------------
TOTAL CERTIFICATES OF
 DEPOSIT.............................                 299,975,558
                                                    -------------

See notes to financial statements.            HSBC INVESTOR FAMILY OF FUNDS    7

          HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2001 (CONTINUED)
 ................................................................................

-----------------------------------------------------------------
MUNICIPAL VARIABLE RATE DEMAND NOTES  - 3.1%

                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                       ----------   -------------
FINANCE  - 0.9%
Illinois Health Facilities Revenue
 for Loyola University Health System,
 2.55% (MBIA Insured)*...............  5,685,000        5,685,000
New York State Housing Finance Agency
 Revenue, 2.55% (LOC Commerzbank
 A.G.)*..............................  3,765,000        3,765,000
New York State Housing Finance Agency
 Revenue, 2.55% (LOC Bayerische
 Hypotheken)*........................  6,000,000        6,000,000
Rhode Island St. Student Loan
 Authority Revenue, 2.55% (AMBAC
 Insured)*...........................  5,000,000        5,000,000
                                                    -------------
                                                       20,450,000
                                                    -------------
GENERAL OBLIGATIONS  - 0.2%
Greensboro, North Carolina GO,
 2.55%*..............................  2,540,000        2,540,000
Greensboro, North Carolina GO,
 2.55%*..............................  1,100,000        1,100,000
                                                    -------------
                                                        3,640,000
                                                    -------------
HOUSING  - 0.7%
New York City Housing Development
 Corp. Revenue, 2.50%*...............    825,000          825,000
New York City Housing Development
 Corp. Revenue, 2.50%*...............  4,600,000        4,600,000
New York City Housing Development
 Corp. Revenue, 2.50%*...............  3,020,000        3,020,000
New York City Housing Development
 Corp. Revenue, 2.50% (LOC Bayerische
 Hypo-Und Verein)*...................  4,000,000        4,000,000
Texas State Taxable Veterans Housing
 Assistance, Series A2, GO, 2.50%*...  2,500,000        2,500,000
                                                    -------------
                                                       14,945,000
                                                    -------------
MEDICAL  - 1.0%
Southbridge Associates LLC, Mass.,
 Revenue, 2.50%*..................... 24,950,000       24,950,000
                                                    -------------
SPECIAL PURPOSE  - 0.3%
Cleveland, Ohio Airport Systems,
 Series E, Revenue, 2.55% (LOC
 Toronto Dominion Bank)*.............  6,745,000        6,745,000
                                                    -------------
TOTAL MUNICIPAL VARIABLE RATE DEMAND
 NOTES...............................                  70,730,000
                                                    -------------

-----------------------------------------------------------------
 U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 4.3%

                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                       ----------   -------------
FEDERAL HOME LOAN BANK  - 1.0%
2.77%*............................... 22,000,000       22,000,000
                                                    -------------

FEDERAL HOME LOAN MORTGAGE CORP.  - 3.3%
4.02%, 7/2/02........................ 75,000,000       75,000,000
                                                    -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS..................                  97,000,000
                                                    -------------

-----------------------------------------------------------------
REPURCHASE AGREEMENTS  - 1.5%

FINANCE  - 1.5%
Lehman Brothers, 2.55%, purchased on
 10/31/01, due 11/1/01 with a
 maturity value of $34,364,434
 (collateralized fully by various
 U.S. Government Agency
 Obligations)........................ 34,362,000       34,362,000
                                                    -------------

TOTAL REPURCHASE AGREEMENTS..........                  34,362,000
                                                    -------------

TOTAL INVESTMENTS (COST
 $2,277,559,662) (a)  - 100.8%.......               2,277,559,662
                                                    -------------
                                                    -------------

--------------

Percentages indicated are based on net assets of $2,258,504,218.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Rate presented indicates the effective yield at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

 * Variable rate security. The interest rate on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on October 31, 2001. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC -- American Municipal Bond Assurance Corporation
GO    -- General Obligation
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association

8    HSBC INVESTOR FAMILY OF FUNDS            See notes to financial statements.

 HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2001
          ......................................................................

-----------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS  - 87.1%

                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
FEDERAL FARM CREDIT BANK  - 6.3%
2.48%*..............................  100,000,000     100,012,118
2.57%*..............................   13,750,000      13,750,000
                                                    -------------
                                                      113,762,118
                                                    -------------

FEDERAL HOME LOAN BANK  - 31.9%
2.48%*..............................  250,000,000     249,839,280
2.48%*..............................  125,000,000     124,959,057
2.61%*..............................   50,000,000      50,000,706
2.77%*..............................   40,000,000      40,000,000
4.00%, 8/8/02.......................  100,000,000     100,000,000
4.90%, 2/7/02.......................   13,000,000      13,019,958
                                                    -------------
                                                      577,819,001
                                                    -------------

FEDERAL HOME LOAN MORTGAGE CORP.  - 15.2%
3.80%, 8/23/02......................  100,000,000     100,000,000
3.95%, 8/13/02......................  100,000,000     100,000,000
4.02%, 7/2/02.......................   75,000,000      75,000,000
                                                    -------------
                                                      275,000,000
                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION  - 22.0%
2.47%*..............................  100,000,000     100,000,000
2.47%, 1/31/02 (b)..................   48,208,000      47,909,445
2.55%*..............................  250,000,000     250,000,000
                                                    -------------
                                                      397,909,445
                                                    -------------

STUDENT LOAN MARKETING ASSOCIATION  - 11.7%
2.45%*..............................   60,000,000      60,000,001
2.53%*..............................   25,000,000      24,995,627
2.54%*..............................   31,500,000      31,495,227
2.59%*..............................    5,000,000       4,999,844
2.59%*..............................   15,000,000      14,999,228
-----------------------------------------------------------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS, CONTINUED

                                       PRINCIPAL
                                       AMOUNT($)      VALUE($)
                                      -----------   -------------
2.53%*..............................   25,000,000      24,998,725
2.62%*..............................   25,000,000      25,001,961
2.65%*..............................   25,000,000      25,000,000
                                                    -------------
                                                      211,490,613
                                                    -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT
 AGENCY OBLIGATIONS.................                1,575,981,177
                                                    -------------

-----------------------------------------------------------------
REPURCHASE AGREEMENTS  - 12.5%

FINANCE  - 12.5%
Lehman Brothers, 2.55%, purchased on
 10/31/01, due 11/1/01 with a
 maturity value of $125,493,889
 (collateralized fully by various
 U.S. Government Agency
 Obligations).......................  125,485,000     125,485,000
Morgan Stanley Dean Witter, 2.55%,
 purchased on 10/31/01, due 11/1/01
 with a maturity value of
 $100,007,083 (collateralized fully
 by various U.S. Government Agency
 Obligations).......................  100,000,000     100,000,000
                                                    -------------
TOTAL REPURCHASE AGREEMENTS.........                  225,485,000
                                                    -------------
TOTAL INVESTMENTS (COST
 $1,801,466,177) (a)  - 99.6%.......                1,801,466,177
                                                    -------------
                                                    -------------

---------

Percentages indicated are based on net assets of $1,809,467,019.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Rate presented indicates the effective yield at time of purchase.

 * Variable rate security. The interest rate on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on October 31, 2001. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to financial statements.            HSBC INVESTOR FAMILY OF FUNDS    9

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2001
          ......................................................................

----------------------------------------------------------------
TAX-FREE NOTES AND COMMERCIAL PAPER  - 99.2%

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
COMMERCIAL PAPER  - 10.8%
Metropolitan Transit Authority, 1.95%,
 11/2/01, (LOC ABN Amro Bank NV)......  5,100,000      5,100,000
Metropolitian Transit Authority,
 2.00%, 12/18/01, (LOC ABN Amro Bank
 NV)..................................  3,500,000      3,500,000
New York City Water Finance Authority,
 2.10%, 1/3/02, (LOC Bayerische
 Landesbank)..........................  5,200,000      5,200,000
New York State Dormitory Authority,
 Columbia University, 2.20%,
 2/11/02..............................  8,155,000      8,155,000
New York State Dormitory Authority,
 Mount Sinai School of Medicine, 2.20%
 2/11/02, (LOC JP Morgan Chase &
 Co.).................................  3,600,000      3,600,000
New York State GO, 2.25%, 11/13/01,
 (LOC Bayerische Landesbank)..........  2,500,000      2,500,000
New York State Power Authority, 2.05%,
 3/1/02, (LOC Bank of Nova Scotia)....  3,000,000      3,000,000
New York State Thruway Authority,
 2.30%, 12/10/01, (LOC Bayerische
 Helaba)..............................  1,000,000      1,000,000
New York State Thruway Authority,
 2.55%,12/10/01, (LOC Bayerische
 Helaba)..............................  9,000,000      9,000,000
                                                     -----------
                                                      41,055,000
                                                     -----------
MUNICIPAL BOND  - 24.4%
Chappaqua New York, Central School
 District, 2.75%, 12/21/01............  1,850,000      1,851,008
Deer Park New York, Union Free School
 District, 3.00%, 6/25/02.............  4,000,000      4,010,062
Farmingdale New York, Union Free
 School District, 3.00%, 6/27/02......  2,000,000      2,003,785
Islip New York, Connetquot Central
 School District, 3.25%, 6/28/02......  5,000,000      5,019,830
Jay Street Development Corp., 1.90%,
 5/1/20...............................  2,605,000      2,605,000
Lindenhurst New York, Union Free
 School District, 3.25%, 11/8/01......  2,000,000      2,000,187
Lindenhurst New York, Union Free
 School District, 3.00%, 11/8/01......  2,700,000      2,700,203
Lindenhurst New York, Union Free
 School District, 3.25%, 6/27/02...... 11,000,000     11,045,443
Monroe County New York, IDA, 5.25%,
 3/1/02...............................    860,000        867,232
Nassau County New York, Interim
 Finance Authority, 3.75%, 3/14/02....  3,000,000      3,013,446
New York City GO, 7.60%, 2/1/05,
 Prerefunded 2/1/02 @ 101.5...........    750,000        770,345
New York City GO, 8.25%, 11/15/16,
 Prerefunded 11/15/01 @ 101.5.........  2,000,000      2,033,155
New York City GO, 7.50%, 2/1/19,
 Prerefunded 2/1/02 @ 101.50..........  1,500,000      1,542,366
New York City GO, 3.20%, 2/7/02,
 (LOC Dexia Credit)...................  2,000,000      2,000,000
New York City Local Government
 Corporation, 6.25%, 4/1/21,
 Prerefunded 4/1/02 @102..............  2,200,000      2,277,316
New York City Metropolitan Transit
 Authority, 6.63%, 7/1/14, Prerefunded
 7/1/02 @ 101.5.......................  1,430,000      1,494,033
New York City Transitional Finance,
 3.25%, 10/2/02 (AMBAC Insured).......  2,500,000      2,526,906
New York State Certificate
 Participation, 4.25%, 3/1/02.........  4,500,000      4,524,861
----------------------------------------------------------------

TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York State Dormitory Authority,
 4.00%, 7/1/02, (LOC Allied Irish Bank
 PLC).................................  1,435,000      1,449,235
New York State Dormitory Authority,
 8.80%, 7/1/02........................  1,700,000      1,767,493
New York State Enviromental Facility,
 6.00%, 6/15/02.......................    500,000        510,164
New York State Government, 5.60%,
 4/1/02...............................    625,000        632,401
New York State Local Government
 Assistance Corp., 7.00%, 4/1/11,
 Prerefunded 4/1/02 @ 102.............  1,500,000      1,559,903
New York State Mortgage Agency, 2.20%,
 10/1/03, AMT, (LOC Bank of
 Austria).............................  3,620,000      3,620,000
New York State Power Authority, 6.50%,
 1/1/19, Prerefunded 1/1/02 @ 102.....  2,550,000      2,611,065
New York State Thruway Authority,
 Highway and Bridge, 4.80%, 4/1/02,
 (AMBAC Insured)......................  1,000,000      1,011,133
New York State Thruway General
 Service, 5.60%, 1/1/04, Prerefunded
 1/1/02 @ 102.........................    550,000        562,212
New York State Triborough Bridge &
 Tunnel Authority, 6.00%, 1/1/02......  1,650,000      1,655,336
New York, New York, 3.00%, 4/12/02.... 16,000,000     16,071,811
New York/New Jersey Port Authority,
 1.95%, 11/7/01, (MBIA Insured).......  1,100,000      1,100,000
Northport New York, Northport-East
 Union Free School District, 3.50%,
 6/28/02..............................  3,000,000      3,017,247
Puerto Rico Public Education & Health,
 6.88%, 7/1/21, Prerefunded 7/1/02 @
 101.5................................  2,140,000      2,238,626
Sag Harbor New York, Union Free School
 District, 2.90%, 6/28/02.............  2,000,000      2,005,777
University of Puerto Rico, 4.88%,
 6/1/02, (MBIA Insured)...............    750,000        759,751
                                                     -----------
                                                      92,857,332
                                                     -----------
VARIABLE RATE DEMAND NOTES*  - 64.0%
Albany New York, Institute of History,
 Civic Facility Revenue, 2.00%, (LOC
 Keybank).............................  1,100,000      1,100,000
Babylon New York, 1.75%, (AMBAC
 Insured, LOC Bank of Nova Scotia)....  4,820,000      4,820,000
Babylon New York, 1.75%, (LOC JP
 Morgan Chase & Co.)..................  2,300,000      2,300,000
Babylon New York, 1.95%, AMT, (LOC
 Union Bank of Switzerland)...........  2,590,000      2,590,000
Battery Park New York, Housing
 Development, 2.40%, (LOC JP Morgan
 Chase & Co.).........................  5,230,000      5,230,000
Great Neck North New York, Water
 Authority, 1.80%, (FGIC Insured).....    500,000        500,000
Monroe County New York, IDA, 2.10%,
 (LOC M&T Bank Corp.).................  2,940,000      2,940,000
New York City Cultural Trust, Museum
 of Natural History, 1.75%, (LOC
 Bayerische Helaba)...................  2,900,000      2,900,000
New York City GO, 1.75%, (LOC Dexia
 Credit Local)........................  2,200,000      2,200,000
New York City GO, 1.90%, (MBIA
 Insured).............................  6,700,000      6,700,000
New York City GO, 1.90%, (LOC JP
 Morgan Chase & Co.)..................    805,000        805,000

10    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2001 (CONTINUED)
 ................................................................................


----------------------------------------------------------------
TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York City GO, 1.70%,
 (LOC Bayerische Helaba)..............    500,000        500,000
New York City GO, 1.95%, (LOC State
 Street Bank and Trust)...............    900,000        900,000
New York City GO, 1.90%, (LOC JP
 Morgan Chase & Co)...................    300,000        300,000
New York City GO, 1.70%,
 (LOC Bayerische Helaba)..............    500,000        500,000
New York City Health & Hospital Corp.,
 1.70%, (LOC JP Morgan Chase & Co.)...    400,000        400,000
New York City Health & Hospital Corp.,
 1.75%, (LOC JP Morgan Chase & Co.)...    900,000        900,000
New York City Health & Hospital Corp.,
 1.75%, (LOC Canadian Imperial
 Bank)................................  1,900,000      1,900,000
New York City Housing Development
 Corp., 1.75%, AMT, (FNMA Insured)....  1,100,000      1,100,000
New York City Housing Development
 Corp., 1.70%, (FNMA Insured).........  4,000,000      4,000,000
New York City Housing Development
 Corp., 1.85%, AMT, (FNMA Insured)....  2,100,000      2,100,000
New York City Housing Development
 Corp., 1.85%, AMT, (FNMA Insured).... 12,200,000     12,200,000
New York City Housing Development
 Corp., 1.90%, AMT, (LOC Fleet Bank)..  8,100,000      8,100,000
New York City IDA, 1.90%, (LOC Allied
 Irish Bank PLC)......................  1,700,000      1,700,000
New York City IDA, 2.15%, (LOC JP
 Morgan Chase & Co.)..................    900,000        900,000
New York City IDA, 2.20%, (LOC First
 Union National Bank).................  1,300,000      1,300,000
New York City IDA, 2.05%, (LOC M&T
 Bank Corp)...........................  4,400,000      4,400,000
New York City IDA, 1.95%, (LOC Allied
 Irish Bank PLC)......................  1,600,000      1,600,000
New York City Municipal Water Finance
 Authority, 1.95%, (SPA Dexia Credit
 Local)...............................  9,000,000      9,000,000
New York City Transitional Finance
 Authority, 1.80%, (LOC Societe
 Generale)............................  1,000,000      1,000,000
New York City Transitional Finance
 Authority, 2.00%, (LOC Bayerische
 Landesbank)..........................  6,200,000      6,200,000
New York City Transitional Finance
 Authority, 1.80%, (LOC Bank One
 Corp.)...............................  1,435,000      1,435,000
New York City Transitional Finance
 Authority, 1.80%, (LOC Commerzbank
 AG)..................................  3,400,000      3,400,000
New York City Transitional Finance
 Authority, 1.80%, (LOC Bank One
 Corp.)...............................  6,670,000      6,670,000
New York City Trust Cultural Revenue,
 1.70%, (LOC Kredeitbank).............  2,500,000      2,500,000
New York City Trust Cultural Revenue,
 1.90%, (LOC JP Morgan Chase & Co.)...  1,325,000      1,325,000
New York City Water Authority (FGIC
 Insured), 1.95%......................  5,100,000      5,100,000
New York City Water Authority, Series
 C, 1.95%, (FGIC Insured).............  1,790,000      1,790,000
New York State Dormitory Authority,
 2.00%, (LOC JP Morgan Chase & Co.)...  2,300,000      2,300,000
New York State Dormitory Authority,
 1.85%, (LOC Fleet Bank)..............  4,500,000      4,500,000
----------------------------------------------------------------

TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York State Dormitory Authority,
 Cornell University, 1.90%, (LOC
 Toronto Dominion Bank)...............    600,000        600,000
New York State Energy Research &
 Development Authority, 1.75%,
 (LOC Societe Generale)...............  2,000,000      2,000,000
New York State Energy Research &
 Development Authority, 1.75%,
 (LOC Credit Suisse Group)............  6,300,000      6,300,000
New York State Housing Finance
 Authority, 2.15%, (LOC JP Morgan
 Chase & Co.).........................  1,300,000      1,300,000
New York State Housing Finance
 Authority, 1.70%, (LOC Commerzbank
 A.G.)................................  2,500,000      2,500,000
New York State Housing Finance
 Authority, 1.75%, AMT, (FNMA
 Insured).............................  1,900,000      1,900,000
New York State Housing Finance
 Authority, 2.10%, AMT, (FNMA
 Insured).............................  4,000,000      4,000,000
New York State Housing Finance
 Authority, 1.75%, AMT, (FNMA
 Insured).............................  1,600,000      1,600,000
New York State Housing Finance
 Authority, 1.85%, AMT, (FNMA
 Insured).............................  1,700,000      1,700,000
New York State Housing Finance
 Authority, 1.80%, AMT,
 (LOC Keybank)........................  2,200,000      2,200,000
New York State Housing Finance
 Authority, 1.80%, AMT, (FHLMC
 Insured).............................  8,000,000      8,000,000
New York State Housing Finance
 Authority, 1.90%, AMT, (LOC Fleet
 Bank)................................  7,700,000      7,700,000
New York State Housing Finance
 Authority, 1.80%, AMT, (LOC FHLB,
 Dime Savings Bank of New York).......  2,000,000      2,000,000
New York State Housing Finance
 Authority, 1.90%, AMT, (FNMA
 Insured).............................  1,100,000      1,100,000
New York State Housing Finance
 Authority, 1.77%, AMT, (LOC
 Bayerische Hypo-Und Vereinsbank).....  1,000,000      1,000,000
New York State Housing Finance
 Authority, Series A, 1.75%, AMT,
 (LOC Fleet Bank).....................  4,800,000      4,800,000
New York State Job Development
 Authority, 2.05%, AMT, (LOC JP Morgan
 Chase & Co.).........................  5,420,000      5,420,000
New York State Job Development
 Authority, AMT, 1.95%................  1,515,000      1,515,000
New York State Local Government
 Assistance Corp., 1.65%, (LOC Bank of
 Nova Scotia).........................  5,440,000      5,440,000
New York State Local Government
 Assistance Corp., 1.70%, (LOC Societe
 Generale)............................  7,700,000      7,700,000
New York State Local Government
 Assistance Corp., 1.75%,
 (LOC Bayerische Helaba)..............  3,800,000      3,800,000
New York State Medical Care Facility
 Authority, 1.85%, (LOC Citibank).....  1,500,000      1,500,000

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    11

 HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2001 (CONTINUED)
 ................................................................................

----------------------------------------------------------------
TAX-FREE NOTES AND COMMERCIAL PAPER, CONTINUED

                                        PRINCIPAL
                                        AMOUNT($)     VALUE($)
                                        ----------   -----------
New York State Mortgage Authority,
 1.98%, (LOC JP Morgan Chase & Co.)...  1,245,000      1,245,000
New York State Power Authority,
 1.70%................................  3,600,000      3,600,000
New York State Triborough Bridge &
 Tunnel Authority, 1.90%, (LOC Bank of
 New York)............................ 13,600,000     13,600,001
New York State Triborough Bridge &
 Tunnel Authority, 1.75%, (LOC Lloyds
 TSB Group PLC)....................... 12,000,000     12,000,000
New York/New Jersey Port Authority,
 5.00%, AMT, (FGIC Insured)...........  1,000,000      1,021,804
Poughkeepsie New York, IDA, 2.05%,
 AMT, (LOC JP Morgan Chase & Co.).....  1,000,000      1,000,000
St. Lawrence County New York, IDA,
 1.77%, AMT, (LOC National Australia
 Bank)................................  1,000,000      1,000,000
Suffolk County New York Water
 Authority, 1.85%, (LOC Bank of Nova
 Scotia)..............................  2,735,000      2,735,000
Suffolk County New York Water
 Authority, 1.85%, (LOC Bank of Nova
 Scotia)..............................  2,400,000      2,400,000
Suffolk County New York Water
 Authority, 1.85%.....................  5,000,000      5,000,000
Tompkins County New York, 1.77%,
 (LOC M&T Bank Corp.).................  5,100,000      5,100,000
Yonkers New York, IDA, 1.75%,
 (LOC Dexia Credit)...................    400,000        400,000
                                                     -----------
                                                     243,281,805
                                                     -----------
TOTAL TAX-FREE NOTES AND COMMERCIAL
 PAPER................................               377,194,137
                                                     -----------

----------------------------------------------------------------

INVESTMENT COMPANIES  - 0.0%
                                          SHARES      VALUE($)
                                        ----------   -----------
Provident New York Tax-Free Money
 Market Fund..........................        679            679
                                                     -----------
TOTAL INVESTMENT COMPANIES............                       679
                                                     -----------
TOTAL INVESTMENTS (COST $377,194,816)
 (a)  - 99.2%.........................               377,194,816
                                                     -----------
                                                     -----------

---------

Percentages indicated are based on net assets of $380,202,227.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate security. The interest rate on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on October 31, 2001. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Interest on security is subject to Federal
         Alternative Minimum Tax
FGIC  -- Financial Guaranty Insurance Corporation
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GO    -- General Obligation
IDA   -- Industrial Development Agency
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Insurance Association

12    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

          HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
          SCHEDULE OF PORTFOLIO INVESTMENTS -- OCTOBER 31, 2001
          ......................................................................

                                                              PRINCIPAL
                                                              AMOUNT($)     VALUE($)
                                                              ----------   ----------
-------------------------------------------------------------------------------------
U.S. TREASURY BILLS  - 72.2%
2.19%, 11/29/01*............................................  4,000,000     3,993,368
2.30%, 11/1/01*............................................. 30,000,000    30,000,000
3.72%, 2/28/02*.............................................  3,000,000     2,964,201
                                                                           ----------
TOTAL U.S. TREASURY BILLS...................................               36,957,569
                                                                           ----------

-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  - 28.0%
Morgan Stanley Dean Witter, 2.45%, purchased on 10/31/01,
  due 11/1/01 with a maturity value of $14,317,974
  (collateralized fully by various U.S. Government Agency
  Obligations).............................................. 14,317,000    14,317,000
                                                                           ----------
TOTAL REPURCHASE AGREEMENTS.................................               14,317,000
                                                                           ----------
TOTAL INVESTMENTS
  (COST $51,274,569) (a)  - 100.2%..........................               51,274,569
                                                                           ----------
                                                                           ----------

---------

Percentages indicated are based on net assets of $51,178,663.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 *  Rate presented indicates the effective yield at time of purchase.

See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    13

HSBC INVESTOR FAMILY OF FUNDS

          STATEMENTS OF ASSETS AND LIABILITIES -- OCTOBER 31, 2001
          ......................................................................

                                                                                             NEW YORK
                                                                    U.S. GOVERNMENT          TAX-FREE            U.S. TREASURY
                                               MONEY MARKET          MONEY MARKET          MONEY MARKET          MONEY MARKET
                                                   FUND                  FUND                  FUND                  FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost              $2,243,197,662        $1,575,981,177         $377,194,816           $36,957,569
  Repurchase agreements                           34,362,000           225,485,000                   --            14,317,000
                                              --------------        --------------         ------------           -----------
  TOTAL INVESTMENTS                            2,277,559,662         1,801,466,177          377,194,816            51,274,569
                                              --------------        --------------         ------------           -----------
  Cash                                                   639                   517               64,855                   561
  Interest and dividends receivable               11,845,945            12,183,454            1,840,957                   974
  Receivable for capital shares issued                    --                 7,836               42,250                    --
  Receivable for investments sold                         --                    --            1,700,000                    --
  Receivable from Investment Adviser                      --                    --                   --                13,791
  Prepaid expenses                                    79,178                84,265               19,772                16,233
                                              --------------        --------------         ------------           -----------
  TOTAL ASSETS                                 2,289,485,424         1,813,742,249          380,862,650            51,306,128
                                              --------------        --------------         ------------           -----------
LIABILITIES:
  Dividends payable                                4,748,659             3,252,211              468,218                82,236
  Securities purchased payable                    24,997,500                    --                   --                    --
  Payable for capital shares redeemed                     --                    --                4,029                    --
  Accrued expenses and other liabilities:
     Investment management                           360,776               289,072               47,648                 8,756
     Administration                                  147,230               121,878               26,300                 3,433
     Distribution                                     76,389                    92                    2                    --
     Shareholder servicing                           353,795               437,427               80,099                 6,333
     Other                                           296,857               174,550               34,127                26,707
                                              --------------        --------------         ------------           -----------
  TOTAL LIABILITIES                               30,981,206             4,275,230              660,423               127,465
                                              --------------        --------------         ------------           -----------
NET ASSETS                                    $2,258,504,218        $1,809,467,019         $380,202,227           $51,178,663
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ...............................................................................................................................
COMPOSITION OF NET ASSETS:
  Capital                                     $2,258,586,045        $1,809,689,395         $380,263,956           $51,166,734
  Undistributed (distribution in excess
    of) net investment income                        (81,776)             (222,376)             (16,250)               11,929
  Accumulated net realized gains (losses)
    from investment transactions                         (51)                   --              (45,479)                   --
                                              --------------        --------------         ------------           -----------
NET ASSETS                                    $2,258,504,218        $1,809,467,019         $380,202,227           $51,178,663
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ...............................................................................................................................
CLASS A (INVESTOR) SHARES
  Net Assets                                  $  426,886,165        $  864,287,366         $126,585,254           $   186,236
  Shares Outstanding                             426,902,900           864,349,183          126,614,807               186,233
  Net Asset Value, Offering Price and
    Redemption Price per share                $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ...............................................................................................................................
CLASS B SHARES
  Net Assets                                  $       18,762        $      143,784         $         10           $        10
  Shares Outstanding                                  18,763               143,804                   10                    10
  Net Asset Value, Offering Price and
    Redemption Price per share*               $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ...............................................................................................................................
CLASS C SHARES
  Net Assets                                  $  133,639,728        $           --         $      1,378           $        10
  Shares Outstanding                             133,644,696                    --                1,378                    10
  Net Asset Value, Offering Price and
    Redemption Price per share*               $         1.00        $           --         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ...............................................................................................................................
CLASS D (PRIVATE INVESTOR) SHARES
  Net Assets                                  $  913,924,161        $  778,766,593         $182,326,336           $28,282,467
  Shares Outstanding                             913,955,488           778,902,779          182,346,138            28,282,412
  Net Asset Value, Offering Price and
    Redemption Price per share                $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------
 ...............................................................................................................................
CLASS Y (ADVISER) SHARES
  Net Assets                                  $  784,035,402        $  166,269,276         $ 71,289,249           $22,709,940
  Shares Outstanding                             784,064,198           166,293,629           71,301,624            22,709,936
  Net Asset Value, Offering Price and
    Redemption Price per share                $         1.00        $         1.00         $       1.00           $      1.00
                                              --------------        --------------         ------------           -----------
                                              --------------        --------------         ------------           -----------

--------------

* Redemption price per share varies by length of time shares are held.



14    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

          STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2001
          ......................................................................

                                                                                             NEW YORK
                                                                    U.S. GOVERNMENT          TAX-FREE            U.S. TREASURY
                                               MONEY MARKET          MONEY MARKET          MONEY MARKET          MONEY MARKET
                                                   FUND                  FUND                  FUND                  FUND*
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                      $78,288,512           $86,695,898          $ 10,117,852            $734,706
  Dividends                                              --                    --               213,361                  --
                                                -----------           -----------          ------------            --------
  TOTAL INVESTMENT INCOME                        78,288,512            86,695,898            10,331,213             734,706
                                                -----------           -----------          ------------            --------
 ...............................................................................................................................
EXPENSES:
  Investment management                           3,251,190             3,548,435               499,120              45,733
  Administration                                  1,268,181             1,386,488               259,792              18,293
  Distribution:
     Class B Shares (a)                                  80                 1,004                    --                  --
     Class C Shares (b)                             390,181                    --                     7                  --
  Shareholder Servicing:
     Class A (Investor) Shares (c)                1,769,114             3,867,888               547,280                 218
     Class B Shares (a)                                  27                   335                    --                  --
     Class C Shares (b)                             130,060                    --                     2                  --
     Class D (Private Investor) Shares (d)        1,596,123             1,609,573               333,409              38,230
  Accounting                                         80,581                78,871                67,831              25,882
  Custodian                                         156,821               191,120                76,954               7,654
  Transfer agent                                     62,296                70,557                56,584              49,778
  Other                                             678,740               563,368               111,069              20,223
                                                -----------           -----------          ------------            --------
     Total expenses before fee reductions         9,383,394            11,317,639             1,952,048             206,011
     Fees reduced by Investment Adviser                  --                    --                    --             (76,100)
                                                -----------           -----------          ------------            --------
     NET EXPENSES                                 9,383,394            11,317,639             1,952,048             129,911
                                                -----------           -----------          ------------            --------
 ...............................................................................................................................
NET INVESTMENT INCOME                            68,905,118            75,378,259             8,379,165             604,795
                                                -----------           -----------          ------------            --------
 ...............................................................................................................................
Net realized gains (losses) from
 investment transactions                                (51)             (132,429)              (14,848)              3,989
                                                -----------           -----------          ------------            --------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS                                     $68,905,067           $75,245,830          $  8,364,317            $608,784
                                                -----------           -----------          ------------            --------
                                                -----------           -----------          ------------            --------

--------------

 *  The U.S. Treasury Money Market Fund commenced operations on May 11, 2001.

(a) The Money Market Fund Class B Shares commenced operations on April 4, 2001.

(b) The Money Market Fund Class C Shares commenced operations on March 23, 2001. The New York Tax-Free Money Market Fund Class C Shares commenced operations on March 19, 2001.

(c) The U.S. Treasury Money Market Fund Class A (Investor) Shares commenced operations on May 24, 2001.

(d) The U.S. Treasury Money Market Fund Class D (Private Investor) Shares commenced operations on May 14, 2001.



See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    15

HSBC INVESTOR FAMILY OF FUNDS

          STATEMENTS OF CHANGES IN NET ASSETS
          ......................................................................

                                                          MONEY MARKET                               U.S. GOVERNMENT
                                                              FUND                                  MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE              FOR THE                FOR THE              FOR THE
                                               YEAR ENDED           YEAR ENDED             YEAR ENDED           YEAR ENDED
                                            OCTOBER 31, 2001     OCTOBER 31, 2000       OCTOBER 31, 2001     OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income                        $   68,905,118       $   38,295,397         $   75,378,259       $   81,755,606
  Net realized gains (losses) from
    investment transactions                               (51)                  --               (132,429)             143,400
                                               --------------       --------------         --------------       --------------
  CHANGE IN NET ASSETS FROM OPERATIONS             68,905,067           38,295,397             75,245,830           81,899,006
                                               --------------       --------------         --------------       --------------
 ..............................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
  Class A (Investor) Shares                       (19,215,121)         (23,309,809)           (40,752,374)         (52,324,115)
  Class B Shares (a)                                     (303)                  --                 (4,688)              (5,497)
  Class C Shares (b)                               (1,344,383)                  --                     --                   --
  Class D (Private Investor) Shares               (26,740,048)          (8,234,174)           (27,453,984)         (24,016,629)
  Class Y (Adviser) Shares                        (21,687,192)          (6,751,414)            (7,400,561)          (5,409,365)
 ..............................................................................................................................
NET REALIZED GAINS FROM INVESTMENT
 TRANSACTIONS:
  Class A (Investor) Shares                                --                   --                     --              (85,766)
  Class B Shares (a)                                       --                   --                     --                  (10)
  Class D (Private Investor) Shares                        --                   --                     --              (39,757)
  Class Y (Adviser) Shares                                 --                   --                     --               (5,161)
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS                                        (68,987,047)         (38,295,397)           (75,611,607)         (81,886,300)
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS                                   1,170,360,780          740,907,333             69,274,736          303,168,842
                                               --------------       --------------         --------------       --------------
CHANGE IN NET ASSETS                            1,170,278,800          740,907,333             68,908,959          303,181,548
 ..............................................................................................................................
NET ASSETS:
  Beginning of period                           1,088,225,418          347,318,085          1,740,558,060        1,437,376,512
                                               --------------       --------------         --------------       --------------
  End of period                                $2,258,504,218       $1,088,225,418         $1,809,467,019       $1,740,558,060
                                               --------------       --------------         --------------       --------------
                                               --------------       --------------         --------------       --------------

--------------

(a) The Money Market Fund Class B Shares commenced operations on April 4, 2001.

(b) The Money Market Fund Class C Shares commenced operations on March 23, 2001.



16    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

          All capital share transactions have been processed at a net asset value of $1.00 per share.
          ......................................................................

                                                          MONEY MARKET                               U.S. GOVERNMENT
                                                              FUND                                  MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE              FOR THE                FOR THE              FOR THE
                                               YEAR ENDED           YEAR ENDED             YEAR ENDED           YEAR ENDED
                                            OCTOBER 31, 2001     OCTOBER 31, 2000       OCTOBER 31, 2001     OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES:
  Issued                                      $   524,084,543       $  808,040,652        $   750,791,518      $ 1,240,671,287
  Reinvested                                       20,695,600           21,810,476             44,201,597           50,763,394
  Redeemed                                       (580,289,111)        (594,222,197)          (954,811,244)      (1,200,024,413)
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS A (INVESTOR) SHARES               (35,508,968)         235,628,931           (159,818,129)          91,410,268
                                              ---------------       --------------        ---------------      ---------------
 ..............................................................................................................................
CLASS B SHARES (a):
  Issued                                               18,490                   --                 34,575                   --
  Reinvested                                              273                   --                    973                  633
  Redeemed                                                 --                   --                (11,221)                  --
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS B SHARES                               18,763                   --                 24,327                  633
                                              ---------------       --------------        ---------------      ---------------
 ..............................................................................................................................
CLASS C SHARES (b):
  Issued                                          407,313,675                   --                     --                   --
  Reinvested                                        1,152,481                   --                     --                   --
  Redeemed                                       (274,821,460)                  --                     --                   --
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS C SHARES                          133,644,696                   --                     --                   --
                                              ---------------       --------------        ---------------      ---------------
 ..............................................................................................................................
CLASS D (PRIVATE INVESTOR) SHARES:
  Issued                                        1,365,941,523          694,829,084          1,769,656,505        1,663,031,449
  Reinvested                                       26,802,383            6,408,126             24,214,111           18,591,821
  Redeemed                                       (877,508,723)        (349,380,362)        (1,581,834,914)      (1,580,272,368)
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS D (PRIVATE INVESTOR) SHARES       515,235,183          351,856,848            212,035,702          101,350,902
                                              ---------------       --------------        ---------------      ---------------
 ..............................................................................................................................
CLASS Y (ADVISER) SHARES:
  Issued                                        2,531,859,997        1,059,117,465            635,275,596          568,179,795
  Reinvested                                       17,300,685            5,265,153              1,948,276            2,101,150
  Redeemed                                     (1,992,189,576)        (910,961,064)          (620,191,036)        (459,873,906)
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN CLASS Y (ADVISER) SHARES                556,971,106          153,421,554             17,032,836          110,407,039
                                              ---------------       --------------        ---------------      ---------------
CHANGE IN SHARES                              $ 1,170,360,780       $  740,907,333        $    69,274,736      $   303,168,842
                                              ---------------       --------------        ---------------      ---------------
                                              ---------------       --------------        ---------------      ---------------

--------------

(a) The Money Market Fund Class B shares commenced operations on April 4, 2001.

(b) The Money Market Fund Class C Shares commenced operations on March 23, 2001.



See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    17

HSBC INVESTOR FAMILY OF FUNDS

          ......................................................................

                                                                     NEW YORK TAX-FREE                        U.S. TREASURY
                                                                     MONEY MARKET FUND                      MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                     FOR THE YEAR ENDED       FOR THE YEAR ENDED             MAY 11, 2001 TO
                                                      OCTOBER 31, 2001         OCTOBER 31, 2000            OCTOBER 31, 2001(a)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
OPERATIONS:
  Net investment income                                    $  8,379,165             $  7,165,549               $   604,795
  Net realized gains (losses) from investment
    transactions                                                (14,848)                      --                     3,989
                                                           ------------             ------------               -----------
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS              8,364,317                7,165,549                   608,784
                                                           ------------             ------------               -----------
 ...............................................................................................................................
DIVIDENDS:
NET INVESTMENT INCOME:
  Class A (Investor) Shares (b)                              (3,403,439)              (4,269,368)                   (1,306)
  Class C Shares (c)                                                (12)                      --                        --
  Class D (Private Investor) Shares (d)                      (3,274,987)              (2,178,933)                 (396,361)
  Class Y (Adviser) Shares (e)                               (1,736,072)                (717,206)                 (211,055)
                                                           ------------             ------------               -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS              (8,414,510)              (7,165,507)                 (608,722)
                                                           ------------             ------------               -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS                                               102,814,052              112,426,920                51,178,601
                                                           ------------             ------------               -----------
CHANGE IN NET ASSETS                                        102,763,859              112,426,962                51,178,663
 ...............................................................................................................................
NET ASSETS:
  Beginning of period                                       277,438,368              165,011,406                        --
                                                           ------------             ------------               -----------
  End of period                                            $380,202,227             $277,438,368               $51,178,663
                                                           ------------             ------------               -----------
                                                           ------------             ------------               -----------

--------------

(a) Period from commencement of operations.

(b) The U.S. Treasury Money Market Class A (Investor) Shares commenced operations on May 24, 2001.

(c) The New York Tax-Free Money Market Fund Class C Shares commenced operations on March 19, 2001.

(d) The U.S. Treasury Money Market Fund Class D (Private Investor) Shares commenced operations on May 14, 2001.

(e) The U.S. Treasury Money Market Fund Class Y (Adviser) Shares commenced operations on May 11, 2001.

18    HSBC INVESTOR FAMILY OF FUNDS           See notes to financial statements.

HSBC INVESTOR FAMILY OF FUNDS

          All capital share transactions have been processed at a net asset value of $1.00 per share.
          ......................................................................

                                                                     NEW YORK TAX-FREE                        U.S. TREASURY
                                                                     MONEY MARKET FUND                      MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD
                                                     FOR THE YEAR ENDED       FOR THE YEAR ENDED            MAY 11, 2001 TO
                                                      OCTOBER 31, 2001         OCTOBER 31, 2000            OCTOBER 31, 2001(a)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A (INVESTOR) SHARES (b):
  Issued                                                  $ 285,447,693            $ 254,682,274              $     687,612
  Reinvested                                                  3,665,161                4,148,844                      1,017
  Redeemed                                                 (297,349,589)            (237,573,063)                  (502,396)
                                                          -------------            -------------              -------------
CHANGE IN CLASS A (INVESTOR) SHARES                          (8,236,735)              21,258,055                    186,233
                                                          -------------            -------------              -------------
 ..............................................................................................................................
CLASS B SHARES:
  Issued                                                             --                       --                         10*
  Reinvested                                                         --                       --                         --
  Redeemed                                                           --                       --                         --
                                                          -------------            -------------              -------------
CHANGE IN CLASS B SHARES                                             --                       --                         10
                                                          -------------            -------------              -------------
 ..............................................................................................................................
CLASS C SHARES (c):
  Issued                                                          1,367                       --                         10*
  Reinvested                                                         11                       --                         --
  Redeemed                                                           --                       --                         --
                                                          -------------            -------------              -------------
CHANGE IN CLASS SHARES                                            1,378                       --                         10
                                                          -------------            -------------              -------------
 ..............................................................................................................................
CLASS D (PRIVATE INVESTOR) SHARES (d):
  Issued                                                    289,237,107              238,182,645                142,375,291
  Reinvested                                                  2,817,594                1,201,875                    351,899
  Redeemed                                                 (210,001,194)            (178,535,243)              (114,444,778)
                                                          -------------            -------------              -------------
CHANGE IN CLASS D (PRIVATE INVESTOR) SHARES                  82,053,507               60,849,277                 28,282,412
                                                          -------------            -------------              -------------
 ..............................................................................................................................
CLASS Y (ADVISER) SHARES (e):
  Issued                                                    345,600,262              144,787,394                 46,273,858
  Reinvested                                                    211,238                  192,456                     65,740
  Redeemed                                                 (316,815,598)            (114,660,262)               (23,629,662)
                                                          -------------            -------------              -------------
CHANGE IN CLASS Y (ADVISER) SHARES                           28,995,902               30,319,588                 22,709,936
                                                          -------------            -------------              -------------
CHANGE IN SHARES FROM SHARE TRANSACTIONS                  $ 102,814,052            $ 112,426,920              $  51,178,601
                                                          -------------            -------------              -------------
                                                          -------------            -------------              -------------

--------------

* Represents seed money. As of October 31, 2001, the class has not commenced operations.

(a) Period from commencement of operations.

(b) The U.S. Treasury Money Market Fund Class A (Investor) Shares commenced operations on May 24, 2001.

(c) The New York Tax-Free Money Market Fund Class C Shares commenced operations on March 19, 2001.

(d) The U.S. Treasury Money Market Fund Class D (Private Investor) Shares commenced operations on May 14, 2001.

(e) The U.S. Treasury Money Market Fund Class Y (Adviser) Shares commenced operations on May 11, 2001.



See notes to financial statements.           HSBC INVESTOR FAMILY OF FUNDS    19

         HSBC INVESTOR MONEY MARKET FUND
--------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
         ......................................................................

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            INVESTMENT ACTIVITIES                     DIVIDENDS
                                                 --------------------------------------------   ----------------------
                                     NET ASSET                NET REALIZED GAINS
                                      VALUE,        NET         (LOSSES) FROM      TOTAL FROM      NET
                                     BEGINNING   INVESTMENT       INVESTMENT       INVESTMENT   INVESTMENT     TOTAL
                                     OF PERIOD     INCOME        TRANSACTIONS      ACTIVITIES     INCOME     DIVIDENDS
----------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00        0.04             0.00*            0.04        (0.04)       (0.04)
Year ended October 31, 2000             1.00        0.05               --             0.05        (0.05)       (0.05)
Year ended October 31, 2001             1.00        0.04            (0.00)*           0.04        (0.04)       (0.04)
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2001 (a)      $1.00        0.02               --             0.02        (0.02)       (0.02)
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (a)      $1.00        0.02            (0.00)*           0.02        (0.02)       (0.02)
----------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00        0.03             0.00*            0.03        (0.03)       (0.03)
Year ended October 31, 2000             1.00        0.06               --             0.06        (0.06)       (0.06)
Year ended October 31, 2001             1.00        0.04            (0.00)*           0.04        (0.04)       (0.04)
----------------------------------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Period ended October 31, 1999 (a)      $1.00        0.05             0.00*            0.05        (0.05)       (0.05)
Year ended October 31, 2000             1.00        0.06               --             0.06        (0.06)       (0.06)
Year ended October 31, 2001             1.00        0.05            (0.00)*           0.05        (0.05)       (0.05)
----------------------------------------------------------------------------------------------------------------------

                                                                            RATIOS/SUPPLEMENTARY DATA
                                                                ------------------------------------------------------
                                                                                           RATIO OF
                                                                                             NET
                                                                NET ASSETS    RATIO OF    INVESTMENT    RATIO OF
                                     NET ASSET                  AT END OF     EXPENSES    INCOME TO     EXPENSES
                                     VALUE, END   TOTAL           PERIOD     TO AVERAGE    AVERAGE     TO AVERAGE
                                     OF PERIOD    RETURN         (000'S)     NET ASSETS   NET ASSETS   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00      4.42%(b)       $226,783      0.67%(c)     4.44%(c)     0.75%(c)(d)
Year ended October 31, 2000             1.00      5.60%           462,412      0.77%        5.53%        0.77%(d)
Year ended October 31, 2001             1.00      4.38%           426,886      0.74%        4.34%        0.74%
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 2001 (a)      $1.00      1.64%(b)(e)    $     19      1.34%(c)     2.81%(c)     1.34%(c)
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (a)      $1.00      1.59%(b)(e)    $133,640      1.35%(c)     2.57%(c)     1.35%(c)
----------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (a)      $1.00      2.69%(b)       $ 46,863      0.59%(c)     4.56%(c)     0.62%(c)(d)
Year ended October 31, 2000             1.00      5.75%           398,720      0.62%        5.78%        0.62%
Year ended October 31, 2001             1.00      4.54%           913,924      0.59%        4.18%        0.59%
----------------------------------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Period ended October 31, 1999 (a)      $1.00      4.76%(b)       $ 73,672      0.31%(c)     4.77%(c)     0.40%(c)(d)
Year ended October 31, 2000             1.00      6.02%           227,093      0.37%        5.96%        0.37%(d)
Year ended October 31, 2001             1.00      4.80%           784,035      0.34%        4.39%        0.34%
----------------------------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.
(a) Class A (Investor) Shares commenced operations on November 13, 1998.
    Class B Shares commenced operations on April 4, 2001.
    Class C Shares commenced operations on March 23, 2001.
    Class D (Private Investor) Shares commenced operations on April 1, 1999. Class Y (Adviser) Shares commenced operations on November 12, 1998.
(b) Not annualized.
(c) Annualized.
(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(e) Excludes redemption charge.



See notes to financial statements.

20    HSBC INVESTOR FAMILY OF FUNDS

         HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
         ......................................................................

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              INVESTMENT ACTIVITIES
                                                    ------------------------------------------
                                        NET ASSET                  NET REALIZED
                                         VALUE,        NET        GAINS (LOSSES)    TOTAL FROM
                                        BEGINNING   INVESTMENT   FROM INVESTMENT    INVESTMENT
                                        OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES
----------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1997             $1.00        0.05            0.00*           0.05
Year ended September 30, 1998              1.00        0.05            0.00*           0.05
One month period ended October 31, 1998    1.00        0.00*           0.00*           0.00*
Year ended October 31, 1999                1.00        0.04            0.00*           0.04
Year ended October 31, 2000                1.00        0.05            0.00*           0.05
Year ended October 31, 2001                1.00        0.04           (0.00)*          0.04
----------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended September 30, 1998 (d)       $1.00        0.00*             --            0.00*
One month period ended October 31, 1998    1.00        0.00*           0.00*           0.00*
Year ended October 31, 1999                1.00        0.04            0.00*           0.04
Year ended October 31, 2000                1.00        0.05            0.00*           0.05
Year ended October 31, 2001                1.00        0.04           (0.00)*          0.04
----------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (d)         $1.00        0.03            0.00*           0.03
Year ended October 31, 2000                1.00        0.05            0.00*           0.05
Year ended October 31, 2001                1.00        0.04           (0.00)*          0.04
----------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Year ended September 30, 1997             $1.00        0.05            0.00*           0.05
Year ended September 30, 1998              1.00        0.06            0.00*           0.06
One month period ended October 31, 1998    1.00        0.00*             --            0.00*
Year ended October 31, 1999                1.00        0.05            0.00*           0.05
Year ended October 31, 2000                1.00        0.06            0.00*           0.06
Year ended October 31, 2001                1.00        0.05           (0.00)*          0.05
----------------------------------------------------------------------------------------------

                                                            DIVIDENDS
                                        --------------------------------------------------
                                                     IN EXCESS    NET REALIZED
                                           NET         OF NET      GAINS FROM
                                        INVESTMENT   INVESTMENT    INVESTMENT      TOTAL
                                          INCOME       INCOME     TRANSACTIONS   DIVIDENDS
------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1997             (0.05)          --            --         (0.05)
Year ended September 30, 1998             (0.05)          --         (0.00)*       (0.05)
One month period ended October 31, 1998   (0.00)*         --            --         (0.00)*
Year ended October 31, 1999               (0.04)       (0.00)*       (0.00)*       (0.04)
Year ended October 31, 2000               (0.05)          --         (0.00)*       (0.05)
Year ended October 31, 2001               (0.04)          --            --         (0.04)
------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended September 30, 1998 (d)       (0.00)*         --            --         (0.00)*
One month period ended October 31, 1998   (0.00)*         --            --         (0.00)*
Year ended October 31, 1999               (0.04)          --         (0.00)*       (0.04)
Year ended October 31, 2000               (0.05)          --         (0.00)*       (0.05)
Year ended October 31, 2001               (0.04)          --            --         (0.04)
------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (d)         (0.03)          --         (0.00)*       (0.03)
Year ended October 31, 2000               (0.05)          --         (0.00)*       (0.05)
Year ended October 31, 2001               (0.04)          --            --         (0.04)
------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Year ended September 30, 1997             (0.05)          --            --         (0.05)
Year ended September 30, 1998             (0.06)          --         (0.00)*       (0.06)
One month period ended October 31, 1998   (0.00)*         --            --         (0.00)*
Year ended October 31, 1999               (0.05)       (0.00)*       (0.00)*       (0.05)
Year ended October 31, 2000               (0.06)          --         (0.00)*       (0.06)
Year ended October 31, 2001               (0.05)          --            --         (0.05)
------------------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                  --------------------------------------------------
                                                                                                RATIO OF
                                                                                                NET
                                        NET ASSET                 NET ASSETS    RATIO OF    INVESTMENT     RATIO OF
                                         VALUE,                   AT END OF     EXPENSES     INCOME TO     EXPENSES
                                         END OF     TOTAL           PERIOD     TO AVERAGE     AVERAGE     TO AVERAGE
                                         PERIOD     RETURN         (000'S)     NET ASSETS   NET ASSETS    NET ASSETS
--------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended September 30, 1997             $1.00     4.89%         $  505,702     0.59%         4.80%        0.71%(a)
Year ended September 30, 1998              1.00     5.00%            988,236     0.52%         4.89%        0.62%(a)
One month period ended October 31, 1998    1.00     0.39%(b)       1,055,163     0.50%(c)      4.40%(c)     0.60%(a)(c)
Year ended October 31, 1999                1.00     4.24%            932,874     0.66%         4.16%        0.66%
Year ended October 31, 2000                1.00     5.32%          1,024,292     0.75%         5.20%        0.75%
Year ended October 31, 2001                1.00     4.21%            864,287     0.73%         4.20%        0.73%
--------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended September 30, 1998 (d)       $1.00     0.22%(b)(e)   $      113     1.27%(c)      4.14%(c)     1.37%(a)(c)
One month period ended October 31, 1998    1.00     0.32%(b)(e)          113     1.25%(c)      3.65%(c)     1.35%(a)(c)
Year ended October 31, 1999                1.00     3.54%(e)             119     1.34%         3.49%        1.34%
Year ended October 31, 2000                1.00     4.72%(e)             119     1.32%         4.61%        1.32%
Year ended October 31, 2001                1.00     3.59%(e)             144     1.33%         3.49%        1.33%
--------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (d)         $1.00     2.53%(b)      $  465,526     0.60%(c)      4.26%(c)     0.60%(c)
Year ended October 31, 2000                1.00     5.47%            566,879     0.60%         5.36%        0.60%
Year ended October 31, 2001                1.00     4.37%            778,767     0.58%         4.25%        0.58%
--------------------------------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Year ended September 30, 1997             $1.00     5.15%         $   16,180     0.33%         5.06%        0.45%(a)
Year ended September 30, 1998              1.00     5.27%             29,023     0.27%         5.14%        0.37%(a)
One month period ended October 31, 1998    1.00     0.41%(b)          34,617     0.25%(c)      4.65%(c)     0.35%(a)(c)
Year ended October 31, 1999                1.00     4.57%             38,858     0.34%         4.47%        0.34%
Year ended October 31, 2000                1.00     5.74%            149,267     0.35%         5.71%        0.35%
Year ended October 31, 2001                1.00     4.63%            166,269     0.33%         4.52%        0.33%
--------------------------------------------------------------------------------------------------------------------

 *  Less than $0.005 per share.
(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(b) Not annualized.
(c) Annualized.
(d) Class B Shares commenced operations on September 11, 1998. Class D (Private Investor) Shares commenced operations on April 1, 1999.
(e) Excludes redemption charge.

See notes to financial statements.



                                             HSBC INVESTOR FAMILY OF FUNDS    21

         HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
         .......................................................................

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        INVESTMENT ACTIVITIES                            DIVIDENDS
                                              ------------------------------------------   ------------------------------------
                                  NET ASSET                  NET REALIZED                               NET REALIZED
                                   VALUE,        NET        GAINS (LOSSES)    TOTAL FROM      NET        GAINS FROM
                                  BEGINNING   INVESTMENT   FROM INVESTMENT    INVESTMENT   INVESTMENT    INVESTMENT     TOTAL
                                  OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES     INCOME     TRANSACTIONS  DIVIDENDS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1997         $1.00        0.03            0.00*           0.03        (0.03)           --        (0.03)
Year ended October 31, 1998          1.00        0.03            0.00*           0.03        (0.03)        (0.00)*      (0.03)
Year ended October 31, 1999          1.00        0.02            0.00*           0.02        (0.02)           --        (0.02)
Year ended October 31, 2000          1.00        0.03              --            0.03        (0.03)           --        (0.03)
Year ended October 31, 2001          1.00        0.02           (0.00)*          0.02        (0.02)           --        (0.02)
-------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 1998 (b)   $1.00        0.01            0.00*           0.01        (0.01)           --        (0.01)
Year ended October 31, 1999 (f)      1.00          --              --              --           --            --           --
Year ended October 31, 2000 (f)      1.00          --              --              --           --            --           --
Year ended October 31, 2001 (f)      1.00          --              --              --           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (b)   $1.00        0.01              --            0.01        (0.01)           --        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (b)   $1.00        0.02            0.00*           0.02        (0.02)           --        (0.02)
Year ended October 31, 2000          1.00        0.03              --            0.03        (0.03)           --        (0.03)
Year ended October 31, 2001          1.00        0.03           (0.00)*          0.03        (0.03)           --        (0.03)
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Year ended October 31, 1997         $1.00        0.03            0.00*           0.03        (0.03)           --        (0.03)
Year ended October 31, 1998          1.00        0.03            0.00*           0.03        (0.03)        (0.00)*      (0.03)
Year ended October 31, 1999          1.00        0.03            0.00*           0.03        (0.03)           --        (0.03)
Year ended October 31, 2000          1.00        0.04              --            0.04        (0.04)           --        (0.04)
Year ended October 31, 2001          1.00        0.03           (0.00)*          0.03        (0.03)           --        (0.03)
-------------------------------------------------------------------------------------------------------------------------------

                                                                           RATIOS/SUPPLEMENTARY DATA
                                                               --------------------------------------------------
                                                                                          RATIO OF
                                                                                             NET
                                     NET ASSET                 NET ASSETS    RATIO OF    INVESTMENT     RATIO OF
                                      VALUE,                   AT END OF     EXPENSES     INCOME TO     EXPENSES
                                      END OF     TOTAL           PERIOD     TO AVERAGE     AVERAGE     TO AVERAGE
                                      PERIOD     RETURN         (000'S)     NET ASSETS   NET ASSETS    NET ASSETS
-----------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Year ended October 31, 1997            $1.00     3.01%          $123,324      0.60%         2.98%        0.72%(a)
Year ended October 31, 1998             1.00     2.95%           153,592      0.58%         2.90%        0.66%(a)
Year ended October 31, 1999             1.00     2.36%           113,583      0.70%         2.39%        0.70%
Year ended October 31, 2000             1.00     3.24%           134,841      0.73%         3.17%        0.73%
Year ended October 31, 2001             1.00     2.47%           126,585      0.72%         2.48%        0.72%
-----------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Period ended October 31, 1998 (b)      $1.00     1.24%(c)(d)    $      0**    1.33%(e)      2.15%(e)     1.41%(a)(e)
Year ended October 31, 1999 (f)         1.00        --                 0**       --            --           --
Year ended October 31, 2000 (f)         1.00        --                 0**       --            --           --
Year ended October 31, 2001 (f)         1.00        --                 0**       --            --           --
-----------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Period ended October 31, 2001 (b)      $1.00     0.88%(c)(d)    $      1      1.37%(e)      1.40%(e)     1.37%(e)
-----------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 1999 (b)      $1.00     1.50%(c)       $ 39,443      0.63%(e)      2.51%(e)     0.63%(e)
Year ended October 31, 2000             1.00     3.39%           100,291      0.58%         3.35%        0.58%
Year ended October 31, 2001             1.00     2.63%           182,326      0.57%         2.44%        0.57%
-----------------------------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Year ended October 31, 1997            $1.00     3.27%          $  8,674      0.35%         3.23%        0.47%(a)
Year ended October 31, 1998             1.00     3.21%            10,759      0.33%         3.15%        0.41%(a)
Year ended October 31, 1999             1.00     2.70%            11,986      0.38%         2.71%        0.38%
Year ended October 31, 2000             1.00     3.65%            42,306      0.33%         3.64%        0.33%
Year ended October 31, 2001             1.00     2.88%            71,289      0.32%         2.76%        0.32%
-----------------------------------------------------------------------------------------------------------------

  * Less than $0.005 per share.

 ** Less than $500.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b) Class B Shares operated from April 29, 1998 to September 11, 1998. Net assets at end of period represent seed money. Class C Shares commenced operations on March 19, 2001. Class D (Private Investor) Shares commenced operations on April 1, 1999.

(c) Not annualized.

(d) Excludes redemption charge.

(e) Annualized.

(f) During the year, Class B Shares had no operations. Net assets at the end of period represent seed money.


See notes to financial statements.



22     HSBC INVESTOR FAMILY OF FUNDS

         HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------
         FINANCIAL HIGHLIGHTS
         ......................................................................

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         INVESTMENT ACTIVITIES                    DIVIDENDS
                                               ------------------------------------------   ----------------------
                                   NET ASSET                  NET REALIZED
                                    VALUE,        NET          GAINS FROM      TOTAL FROM      NET
                                   BEGINNING   INVESTMENT      INVESTMENT      INVESTMENT   INVESTMENT     TOTAL
                                   OF PERIOD     INCOME       TRANSACTIONS     ACTIVITIES     INCOME     DIVIDENDS
------------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001 (b)    $1.00        0.01            0.00*           0.01        (0.01)       (0.01)
------------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2001 (b)    $1.00        0.01            0.00*           0.01        (0.01)       (0.01)
------------------------------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Period ended October 31, 2001 (b)    $1.00        0.01            0.00*           0.01        (0.01)       (0.01)
------------------------------------------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTARY DATA
                                                          -----------------------------------------------------
                                                                                     RATIO OF
                                                                                        NET
                                   NET ASSET              NET ASSETS    RATIO OF    INVESTMENT      RATIO OF
                                    VALUE,                AT END OF     EXPENSES     INCOME TO      EXPENSES
                                    END OF     TOTAL        PERIOD     TO AVERAGE     AVERAGE      TO AVERAGE
                                    PERIOD     RETURN      (000'S)     NET ASSETS   NET ASSETS    NET ASSETS(a)
---------------------------------------------------------------------------------------------------------------
CLASS A (INVESTOR) SHARES
Period ended October 31, 2001 (b)    $1.00     1.10%(c)    $   186       0.80%(d)      2.39%(d)       1.16%(d)
---------------------------------------------------------------------------------------------------------------
CLASS D (PRIVATE INVESTOR) SHARES
Period ended October 31, 2001 (b)    $1.00     1.26%(c)    $28,282       0.65%(d)      2.58%(d)       0.98%(d)
---------------------------------------------------------------------------------------------------------------
CLASS Y (ADVISER) SHARES
Period ended October 31, 2001 (b)    $1.00     1.40%(c)    $22,710       0.40%(d)      2.78%(d)       0.75%(d)
---------------------------------------------------------------------------------------------------------------

  * Less than $0.005 per share.

(a) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(b) Class A (Investor) Shares commenced operations on May 24, 2001.
    Class D (Private Investor) Shares commenced operations on May 14, 2001. Class Y (Adviser) Shares commenced operations on May 11, 2001.
(c) Not annualized.
(d) Annualized.



See notes to financial statements.



                                             HSBC INVESTOR FAMILY OF FUNDS    23

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2001
          ......................................................................

1.  ORGANIZATION:

        The HSBC Investor Funds (the 'Trust'), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the 'Act'), as an open-end management investment company. The Trust contains the following funds (individually a 'Fund,' collectively the 'Funds'):

FUND                                               SHORT NAME
----                                               ----------
HSBC Investor Money Market Fund                    Money Market Fund
HSBC Investor U.S. Government Money Market Fund    U.S. Government Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund  N.Y. Tax-Free Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund      U.S. Treasury Money Market Fund

        The Funds are separate series of the Trust and are part of the HSBC Investor Family of Funds. Financial statements for all other series of HSBC Investor Family of Funds are published separately.

        The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Funds are authorized to issue five classes of shares, Class A (Investor) Shares, Class B Shares, Class C Shares, Class D (Private Investor) Shares and Class Y (Adviser) Shares. As of October 31, 2001, no Class B shares were outstanding for the N.Y. Tax-Free Money Market Fund and the U.S. Treasury Money Market Fund. As of October 31, 2001, no Class C shares were outstanding for the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each class of shares in each Fund has identical rights and privileges, except with respect to fees paid under shareholder servicing and/or distribution plans, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ('GAAP'). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:

        Investments of the Funds are valued at amortized cost, which approximates value, except for investments in other money market funds, which are priced at net asset value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

    SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

    REPURCHASE AGREEMENTS:

        The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a 'primary dealer' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

24    HSBC INVESTOR FAMILY OF FUNDS

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2001 (CONTINUED)
          ......................................................................

    EXPENSE ALLOCATION:

        Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the HSBC Investor Family of Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

    DIVIDENDS TO SHAREHOLDERS:

        Dividends from net investment income are declared daily and paid monthly from each Fund. Dividends from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

        The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to paid-in capital; temporary differences do not require reclassification.

    FEDERAL INCOME TAXES:

        Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a 'regulated investment company' under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT MANAGEMENT:

        HSBC Asset Management (Americas) Inc. ('HSBC' or the 'Investment Adviser'), a wholly owned subsidiary of HSBC Bank USA, a New York State chartered bank, acts as Investment Adviser to the Funds. For its services, HSBC receives a fee, accrued daily and paid monthly, based on average daily net assets, at an annual rate of:

FUND                                                          FEE RATE
----                                                          --------
Money Market Fund...........................................    0.20%
U.S. Government Money Market Fund...........................    0.20%
N.Y. Tax-Free Money Market Fund.............................    0.15%
U.S. Treasury Money Market Fund.............................    0.20%

    ADMINISTRATION:

        BISYS Fund Services Ohio, Inc. ('BISYS Ohio'), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Trust are affiliated, serves the Trust as Administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. Under the terms of the administration agreement, BISYS Ohio receives from the Funds a fee accrued daily and paid monthly at an annual rate of:

BASED ON AVERAGE DAILY NET ASSETS                             FEE RATE
---------------------------------                             --------
Up to $1 billion............................................    0.10%
In excess of $1 billion but not exceeding $2 billion........    0.08%
In excess of $2 billion.....................................    0.07%

        The fee breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds. The fee is allocated to each of the HSBC Investor Family of Funds based upon its pro-rata share of net assets.

                                             HSBC INVESTOR FAMILY OF FUNDS    25

          HSBC INVESTOR FAMILY OF FUNDS
--------------------------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2001 (CONTINUED)
          ......................................................................

    DISTRIBUTION PLAN:

        BISYS Fund Services Limited Partnership ('BISYS'), a wholly-owned subsidiary of The BISYS Group, Inc., serves the Trust as the Distributor (the 'Distributor'). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the 'Plan') pursuant to Rule 12b-1 of the Act. The Plan provides for a monthly payment by the Funds to the Distributor at a rate not to exceed 0.25%, 0.75%, 0.75% and 0.25% of the average daily net assets of Class A (Investor) Shares (currently not being charged), Class B Shares, Class C Shares and Class D (Private Investor) Shares (currently not being charged) of the Fund, respectively. This payment represents actual expenses incurred by the Distributor for marketing costs and services rendered in distributing each Fund's shares.

    SHAREHOLDER SERVICING:

        The Trust has entered into a Shareholder Servicing Agreement with its shareholder servicing agents (which currently consist of HSBC and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Servicing Agreement may not exceed 0.85%, 1.00%, 1.00% and 0.50% per annum of each Fund's average daily net assets of Class A (Investor) Shares, Class B Shares, Class C Shares and Class D (Private Investor) Shares, respectively.

    FUND ACCOUNTING, TRANSFER AGENT, AND CUSTODIAN:

        BISYS Ohio provides fund accounting and transfer agency services for all classes of each Fund. In addition, HSBC serves as custodian for the Funds. For services to the Funds, BISYS Ohio receives an annual per fund fee accrued daily and paid monthly.

4.  CONCENTRATION OF CREDIT RISK:

        The N.Y. Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

5.  FEDERAL INCOME TAX INFORMATION (UNAUDITED):

        For federal income tax purposes, the Money Market Fund and the N.Y. Tax-Free Money Market Fund have capital loss carryforwards as of October 31, 2001, which are available to offset capital gains, if any:

                                                              AMOUNT    EXPIRES
                                                              ------    -------
Money Market Fund...........................................  $    51    2009
N.Y. Tax-Free Money Market Fund.............................   13,842    2003
                                                                5,393    2004
                                                                9,911    2005
                                                                1,485    2006
                                                               14,848    2009

        During the year ended October 31, 2001, the N.Y. Tax-Free Money Market Fund paid $8,771,426 of tax-exempt income distributions.

26    HSBC INVESTOR FAMILY OF FUNDS

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and
Board of Trustees of the
HSBC Investor Funds:

We have audited the accompanying statements of assets and liabilities of the HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, and HSBC Investor U.S. Treasury Money Market Fund (collectively, the Funds), including the schedules of portfolio investments, as of October 31, 2001, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 2001, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds as of October 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
December 14, 2001

                                             HSBC INVESTOR FAMILY OF FUNDS    27

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

HSBC INVESTOR FAMILY OF FUNDS:

INVESTMENT ADVISER
HSBC Asset Management (Americas) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS
   For HSBC Bank USA and
   HSBC Brokerage (USA) Inc. Clients:
   HSBC Bank USA
   452 Fifth Avenue
   New York, NY 10018
   1-888-525-5757

   For All Other Shareholders:
   HSBC Investor Funds
   P.O. Box 182845
   Columbus, OH 43218-2845
   1-800-782-8183

ADMINISTRATOR, TRANSFER AGENT,
DISTRIBUTOR, AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
HSBC Bank USA
452 Fifth Avenue
New York, NY 10018

INDEPENDENT AUDITORS
KPMG LLP 191 West Nationwide Blvd.
Suite 500
Columbus, OH 43215

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

The HSBC Investor Family of Funds are distributed by BISYS Fund Services. This document must be preceded or accompanied by a current prospectus for the HSBC Investor Family of Funds, which you should read carefully before you invest or send money.


                                                                           12/01



                            STATEMENT OF DIFFERENCES
                            ------------------------

The dagger symbol shall be expressed as ....................................'D'